Fees Summary	Oct. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,389,000
Previously Paid Amount	0.00
Total Fee Amount	606.12
Total Offset Amount	0.00
Net Fee	606.12
Narrative - Max Aggregate Offering Price	$ 4,389,000
Final Prospectus	true